Basis of preparation and significant accounting policies - Defined contribution plan (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 18, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Dividend paid		¥ 0
Defined benefit plans
Employee benefits expense, defined contribution plan	¥ 7,969			¥ 200,970
Predecessor
Defined benefit plans
Employee benefits expense, defined contribution plan			¥ 214,246		¥ 174,582